Benefit Plans - Change in Projected/Accumulated Benefit Obligation (Details) - Retirement Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans [Abstract]
Accumulated benefit obligation at beginning of year	$ 21,592	$ 23,159
Service cost	0	0	$ 0
Interest cost	1,187	1,155	1,213
Benefit payments and expected expenses	(1,693)	(1,664)
Net actuarial loss (gain)	349	(1,058)
Accumulated benefit obligation at end of year	$ 21,435	$ 21,592	$ 23,159